Annual Total Returns - FidelityFlexFreedomBlendFunds-ComboPRO - FidelityFlexFreedomBlendFunds-ComboPRO - Fidelity Flex Freedom Blend 2030 Fund	May 30, 2024
Bar Chart Table:
Annual Return, Inception Date	Jun. 08, 2017
Fidelity Flex Freedom Blend 2030 Fund
Bar Chart Table:
Annual Return 2018	(6.36%)
Annual Return 2019	22.37%
Annual Return 2020	15.69%
Annual Return 2021	11.71%
Annual Return 2022	(17.07%)
Annual Return 2023	15.86%